Deferred Costs (Tables)	12 Months Ended
Dec. 31, 2018
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Schedule of Movement of Deferred Costs

The movements of deferred costs for the years ended December 31, 2017 and 2018 are as follows:

	As of December 31,
	2017	2018
	RMB	RMB
Beginning balances (current and non-current)	25,228	98,260
Additions	121,327	374,594
Amortizations	(48,213)	(145,488)
Impairments	(82)	(99)
Ending balances (current and non-current)	98,260	327,267
Deferred costs, current	55,073	180,657
Deferred costs, non-current	43,187	146,610